Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 13 – REVENUE RECOGNITION

The revenue that the Company recognizes arises from purchase requests the Company receives from its customers. The Company’s performance obligations under the purchase orders correspond to each shipment of product that the Company makes to its customer under the purchase orders; as a result, each purchase order generally contains more than one performance obligation based on the number of products ordered, the quantity of product to be shipped and the mode of shipment requested by the customer. Control of the Company’s products transfers to its customers when the customer is able to direct the use of, and obtain substantially all of the benefits from, the Company’s products, which generally occurs at the later of when the customer obtains title to the product or when the customer assumes risk of loss of the product. The transfer of control generally occurs at a point of shipment from the Company’s warehouse. Once this occurs, the Company has satisfied its performance obligation and the Company recognizes revenue.

When the Company receives a purchase order from a customer, the Company is obligated to provide the product during a mutually agreed upon time period. Depending on the terms of the purchase order, either the Company or the customer arranges delivery of the product to the customer’s intended destination. In situations where the Company has agreed to arrange delivery of the product to the customer’s intended destination and control of the product transfers upon loading of the Company’s product onto transportation equipment, the Company has elected to account for any freight income associated with the delivery of these products as freight revenue, since this activity fulfills the Company’s obligation to transfer the product to the customer.

Transaction Price

The Company agrees with its customers on the selling price of each transaction. This transaction price is generally based on the product, market conditions, including supply and demand balances and freight. In the Company’s contracts with customers, the Company allocates the entire transaction price to the sale of product to the customer, which is the basis for the determination of the relative standalone selling price allocated to each performance obligation. Returns of the Company’s product by its customers are permitted only when the product is not to specification and were not material for the nine months ended September 30, 2021 and 2020. Any sales tax, value added tax, and other tax the Company collects concurrently with its revenue-producing activities are excluded from revenue.

Revenue Disaggregation

The Company tracks its revenue by product and service. The following table summarizes our revenue by product for the three and nine months ended September 30, 2021 and 2020:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
C-Bond Secure multi-purpose and BRS ballistic resistant glass protection systems	$24,553	$54,205	$184,845	$116,388
C-Bond Nanoshield solution sales	52,645	73,699	159,017	90,028
Disinfection products	-	116,851	7,130	134,989
C-Bond installation and other services	-	3,515	12,143	4,892
Window tint installation and sales	593,640	-	593,640	-
Freight and delivery	3,680	4,670	7,063	10,473
Total	$674,518	$252,940	$963,838	$356,770

NOTE 12 – REVENUE RECOGNITION

The revenue that the Company recognizes arises from purchase requests the Company receives from its customers. The Company’s performance obligations under the purchase orders correspond to each shipment of product that the Company makes to its customer under the purchase orders; as a result, each purchase order generally contains more than one performance obligation based on the number of products ordered, the quantity of product to be shipped and the mode of shipment requested by the customer. Control of the Company’s products transfers to its customers when the customer is able to direct the use of, and obtain substantially all of the benefits from, the Company’s products, which generally occurs at the later of when the customer obtains title to the product or when the customer assumes risk of loss of the product. The transfer of control generally occurs at a point of shipment from the Company’s warehouse. Once this occurs, the Company has satisfied its performance obligation and the Company recognizes revenue.

When the Company receives a purchase order from a customer, the Company is obligated to provide the product during a mutually agreed upon time period. Depending on the terms of the purchase order, either the Company or the customer arranges delivery of the product to the customer’s intended destination. In situations where the Company has agreed to arrange delivery of the product to the customer’s intended destination and control of the product transfers upon loading of the Company’s product onto transportation equipment, the Company has elected to account for any freight income associated with the delivery of these products as freight revenue, since this activity fulfills the Company’s obligation to transfer the product to the customer.

Transaction Price

The Company agrees with its customers on the selling price of each transaction. This transaction price is generally based on the product, market conditions, including supply and demand balances and freight. In the Company’s contracts with customers, the Company allocates the entire transaction price to the sale of product to the customer, which is the basis for the determination of the relative standalone selling price allocated to each performance obligation. Returns of the Company’s product by its customers are permitted only when the product is not to specification and were not material for the year ended December 31, 2020 and 2019. Any sales tax, value added tax, and other tax the Company collects concurrently with its revenue-producing activities are excluded from revenue.

Revenue Disaggregation

The Company tracks its revenue by product. The following table summarizes our revenue by product for the year ended December 31, 2020 and 2019:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
C-Bond I multi-purpose and BRS ballistic resistant glass protection systems	$155,755	$430,915
C-Bond Nanoshield solution sales	218,900	121,163
Disinfection products	250,208	-
Installation and other services	8,992	32,306
Freight and delivery	24,577	18,252
Total	$658,432	$602,636